As filed with the Securities and Exchange Commission on June 8, 2015

          1933 Act File No. 333-200455

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 2	[ X ]

EAGLE SERIES TRUST
880 Carillon Parkway
St. Petersburg, FL 33716
Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

It is proposed that this filing will become effective immediately, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

Title of Securities Being Offered: Class A, Class C, Class I, Class R-3, Class R-5 and Class R-6 shares of the Eagle Smaller Company Fund.

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

EAGLE SERIES TRUST

CONTENTS OF REGISTRATION STATEMENT
This registration statement is comprised of the following:
Cover Sheet
Contents of Registration Statement
Explanatory Note
Part A of Form N-14; Combined Prospectus/Information Statement regarding the reorganization of Eagle Small Cap Stock Fund (the “Target Fund”), a series of the Trust, into Eagle Smaller Company Fund (the “Acquiring Fund”), another series of the Trust*
Part B of Form N-14; Combined Statement of Additional Information regarding the reorganization of the Target Fund into the Acquiring Fund*
Part C of Form N-14
Signature Page
Exhibit Index
Exhibit
*  Previously filed in Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14, File No. 333-200455 (the “Post-Effective Amendment No. 1”) on January 9, 2015 (Accession No. 0000940394-14-001341).  Parts A and B of Post-Effective Amendment No. 1 are incorporated by reference herein.

EXPLANATORY NOTE
The sole purpose of this post-effective amendment is to include in the Registration Statement: Exhibit 12 – Opinion of Counsel on Tax Matters regarding the reorganization of Eagle Small Cap Stock Fund into Eagle Smaller Company Fund.

PART C. OTHER INFORMATION
Item 15.           Indemnification
Article XI, Section 2 of the Trust’s Declaration of Trust provides that:
(a)  Subject to the exceptions and limitations contained in paragraph (b) below:
(i)            every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as “Covered Person”) shall be indemnified by the appropriate Portfolios to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;
(ii)            the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.
(b)  No indemnification shall be provided hereunder to a Covered Person:
(i)            who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or
(ii)            in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither interested persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial‑type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent counsel.
(c)  The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

(d)  Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the applicable Portfolio from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust if it is ultimately determined that he is not entitled to indemnification under this Section 2; provided, however, that:
(i)            such Covered Person shall have provided appropriate security for such undertaking;
(ii)            the Trust is insured against losses arising out of any such advance payments; or
(iii)            either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.
According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust, not a partnership.  Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Portfolio or the Trustees.  A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.
Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.
Paragraph 8 of the Investment Advisory Agreement provides that Eagle shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Series in connection with the matters to which the Advisory Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Advisory Agreement.  Any person, even though also an officer, partner, employee, or agent of Eagle, who may be or become an officer, Board member, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of Eagle even though paid by it.
Paragraph 9 of the Subadvisory Agreement with ClariVest Asset Management LLC provides that, in the absence of its bad faith, gross negligence or reckless disregard of its obligations and duties hereunder, the Subadviser shall not be subject to any liability to the Manager, the Fund or their directors, Trustees, officers or shareholders, for any act or omission in the course of, or connected with, rendering services under the Subadvisory Agreement.  However, the Subadviser shall indemnify and hold harmless such parties from any and all claims, losses, expenses, obligations and liabilities (including reasonable attorney’s fees) which arise or result from the Subadviser’s bad faith, gross negligence or reckless disregard of its duties under the Subadvisory Agreement.

Paragraph 9 of the Distribution Agreement provides that the Trust agrees to indemnify, defend and hold harmless the Distributor, its several officers and directors, and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which the Distributor, its officers or directors, or any such controlling person may incur under the 1933 Act or under common law or otherwise arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading, provided that in no event shall anything contained in the Distribution Agreement be construed so as to protect the Distributor against any liability to the Trust or its shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under the Distribution Agreement.  The Trust shall not indemnify the Distributor for certain conduct, including any alleged untrue statement of a material fact contained in information furnished in writing by the Distributor to the Trust for use in the Registration Statement, Prospectus or Statement of Additional Information or arising out of or based upon any alleged omission to state a material fact in connection with such information required to be stated in the Registration Statement, Prospectus or Statement of Additional Information or necessary to make such information not misleading.  The Distributor agrees that it shall look only to the assets of a particular Series, as applicable, and not to any other Series for satisfaction of any obligation created by this Section or otherwise arising under the Distribution Agreement.
Paragraph 12 of the Administration Agreement states that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by a Trust or any Series in connection with the matters to which the Administration Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Administration Agreement.  Any person, even though also an officer, partner, employee, or agent of the Administrator, who may be or become an officer, trustee, employee or agent of a Trust shall be deemed, when rendering services to any Trust or acting in any business of a Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Administrator even though paid by it.
Paragraph 6 of the Transfer Agency and Fund Accounting Services Agreement provides that the Trust agrees to indemnify and hold JPMIS harmless from any liabilities that may be imposed on, incurred by or asserted against JPMIS in connection with, or arising out of, JPMIS’s performance under the Transfer Agency and Fund Accounting Services Agreement, provided that JPMIS has not acted with negligence or bad faith, or engaged in fraud or willful misconduct, in connection with the liabilities in question.  Except for any liability resulting from a third party asserting a claim against JPMIS with respect to services (arising from, or related to, the Transfer Agency and Fund Accounting Services Agreement) provided to the Trust, the Trust has agreed not to be obligated to indemnify JPMIS for any indirect, incidental, consequential or special damages (including, without limitation, lost profits) of any form incurred by any person or entity, whether or not foreseeable and regardless of the type of action in which such a claim may be brought, with respect to the Trust’s performance under the Transfer Agency and Fund Accounting Services Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by the trustee, officer or controlling person of the Registrant in connection with the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the shares being registered hereby, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and be governed by the final adjudication of such issue.
Item 16.           Exhibits
(1)		Amended and Restated Declaration of Trust[1]

(2)		Amended and Restated By-laws[1]

(3)		Voting Trust Agreements – (not applicable)

(4)		Form of Plan of Reorganization and Termination[7]

(5)		Shareholders’ rights are contained in Articles III, VIII, X and XI of the Registrant’s Declaration of Trust and Articles III, V and VI of the Registrant’s By-laws

(6)	(a)	Form of Investment Advisory Agreement between Registrant and Eagle Asset Management, Inc. (“Eagle”)[1]

	(b)	Amended Schedule A to Investment Advisory Agreement between Registrant and Eagle[8]

	(c)	Form of Subadvisory Agreement between Eagle and ClariVest Asset Management LLC[5]

	(d)	Expense Limitation Agreement between Registrant and Eagle[8]

(7)		Distribution Agreement between Registrant and Eagle Fund Distributors, Inc.[3]

(8)		Bonus, profit sharing or pension plans—none

(9)	(a)	Form of Global Custody Agreement between Registrant and J.P. Morgan Chase Bank, N. A. (“J.P. Morgan Chase”)[2]

	(b)	Amended Schedule I to Global Custody Agreement between Registrant and J.P. Morgan Chase[8]

(10)	(a)	Class A Distribution Plan[1]

	(b)	Amended Schedule A to Class A Rule 12b-1 Plan[8]

	(c)	Class C Distribution Plan[1]

	(d)	Amended Schedule A to Class C Rule 12b-1 Plan[8]

	(e)	Class I Distribution and Service Plan[1]

	(f)	Class R-3 Distribution and Service Plan[1]

	(g)	Amended Schedule A to Class R-3 Rule 12b-1 Plan[8]

	(h)	Class R-5 Distribution and Service Plan[1]

	(i)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3[3]

	(j)	Amended Appendix A to Rule 18f-3 Plan[8]

(11)		Opinion and consent of counsel[6]

(12)		Opinion of Counsel on Tax Matters – (filed herewith)

(13)	(a)	Form of Transfer Agency and Fund Accounting Services Agreement between Registrant and J.P. Morgan Investor Services Co. (“JPMIS”)[2]

	(b)	Amended Schedule I to Transfer Agency and Fund Accounting Services Agreement between Registrant and JPMIS[8]

	(c)	Agency and Service Agreement between Registrant and Eagle Fund Services, Inc. (“EFS”)[4]

	(d)	Amended Schedule I to Agency and Service Agreement between Registrant and EFS[8]

	(e)	Administration Agreement between Registrant and Eagle[3]

	(f)	Amended Schedule A to Administration Agreement between Registrant and Eagle[8]

	(g)	Form of Subadministration Agreement between Eagle and JPMIS[2]

	(h)	Amended Schedule I to Subadministration Agreement between Eagle and JPMIS[8]

(14)		Consent of Independent Registered Certified Public Accounting Firm[7]

(15)		Financial statements omitted from prospectus—none

(16)		Powers of Attorney[7]

(17)		Other Exhibits

	(a)	Combined Prospectus for Eagle Series Trust, which includes Eagle Small Cap Stock Fund and Eagle Smaller Company Fund, dated March 1, 2014[6]

	(b)	Combined Statement of Additional Information for Eagle Series Trust, which includes Eagle Small Cap Stock Fund and Eagle Smaller Company Fund, dated March 1, 2014[6]

	(c)	Annual Report to Shareholders for the fiscal year ended October 31, 2014[7]
_______________________

[1]	Incorporated by reference to Post-Effective Amendment No. 46 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on December 23, 2008.

[2]	Incorporated by reference to Post-Effective Amendment No. 55 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on February 28, 2011.

[3]	Incorporated by reference to Post-Effective Amendment No. 57 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on June 15, 2011.

[4]	Incorporated by reference to Post-Effective Amendment No. 60 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on February 28, 2012.

[5]	Incorporated by reference to Post-Effective Amendment No. 72 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on February 27, 2013.

[6]	Incorporated by reference to Registrant’s Registration Statement on Form N-14, SEC File No. 333-200455, filed previously via EDGAR on November 21, 2014.

[7]	Incorporated by reference to Post-Effective Amendment No. 1 to Registrant’s Registration Statement on Form N-14, SEC File No. 333-200455, filed previously via EDGAR on January 9, 2015.

[8]	Incorporated by reference to Post-Effective Amendment No. 77 to the Trust’s Registration Statement on Form N-1A, File No. 033-57986, filed previously via EDGAR on February 27, 2015.

Item 17.           Undertakings
(1)        The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”) [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2)        The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”), the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement on Form N-14 to be signed below on its behalf by the undersigned, duly authorized, in the City of St. Petersburg and the State of Florida, on the day of June 8, 2015.
EAGLE SERIES TRUST

By:	/s/ Susan Walzer Susan Walzer Principal Executive Officer

As required by the 1933 Act, as amended, this Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Susan L. Walzer	Principal Executive Officer	June 8, 2015
Susan L. Walzer

/s/ James L. Pappas*	Chairman of the Board	June 8, 2015
James L. Pappas

/s/ Cooper Abbott
J. Cooper Abbott	Trustee	June 8, 2015

/s/ Keith B. Jarrett*
Keith B. Jarrett	Trustee	June 8, 2015

/s/ William J. Meurer*
William J. Meurer	Trustee	June 8, 2015

/s/ Liana O’Drobinak*
Liana O’Drobinak	Trustee	June 8, 2015

/s/ Deborah L. Talbot*
Deborah L. Talbot	Trustee	June 8, 2015

/s/ Carolyn K. Gill
Carolyn K. Gill	Principal Financial Officer	June 8, 2015

*By: /s/ Richard J. Rossi Richard J. Rossi, Attorney-In-Fact

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-99.12	Opinion of Counsel on Tax Matters